Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified																			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Construction in progress [Member]	Dec. 31, 2011 Construction in progress [Member]	Dec. 31, 2012 Buildings and improvements [Member]	Dec. 31, 2011 Buildings and improvements [Member]	Dec. 31, 2012 Processing and treating plants [Member]	Dec. 31, 2011 Processing and treating plants [Member]	Dec. 31, 2012 Pipelines [Member]	Dec. 31, 2011 Pipelines [Member]	Dec. 31, 2012 Compressors [Member]	Dec. 31, 2011 Compressors [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2012 Computer software [Member]	Dec. 31, 2011 Computer software [Member]	Dec. 31, 2012 Minimum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Minimum [Member] Processing and treating plants [Member]	Dec. 31, 2012 Minimum [Member] Pipelines [Member]	Dec. 31, 2012 Minimum [Member] Compressors [Member]	Dec. 31, 2012 Minimum [Member] Equipment [Member]	Dec. 31, 2012 Maximum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Maximum [Member] Processing and treating plants [Member]	Dec. 31, 2012 Maximum [Member] Pipelines [Member]	Dec. 31, 2012 Maximum [Member] Compressors [Member]	Dec. 31, 2012 Maximum [Member] Equipment [Member]	Dec. 31, 2012 Maximum [Member] Computer software [Member]	Dec. 31, 2012 Ala Tenn System [Member]	Dec. 31, 2011 Midla System [Member]
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 285,984	$ 211,230	$ 2,254	$ 41	$ 5,053	$ 3,380	$ 1,432	$ 1,490	$ 98,106	$ 49,396	$ 163,447	$ 146,788	$ 8,957	$ 7,437	$ 4,785	$ 1,198	$ 1,950	$ 1,500												$ 26,100	$ 24,000
Accumulated depreciation	(62,165)	(40,999)
Property, plant and equipment, net	$ 223,819	$ 170,231
Property plant and equipment in useful life																			4 years	8 years	5 years	4 years	8 years	40 years	40 years	40 years	20 years	20 years	5 years